FAIR VALUE MEASUREMENTS (Schedule of fair value measurements using significant unobservable inputs ) (Details) - Level 3 [Member] $ in Thousands	12 Months Ended
Dec. 31, 2022 USD ($)
Defined Benefit Plan, Plan Assets, Level 3 Reconciliation [Line Items]
Balance at	$ 0
Earn Out liability – Keepers	652
Earn Out liability adjustments due to exchange rates Adjustment due to change in forecast and time value of earn-out consideration	4
Balance at	$ 656